SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations Supplemental Information Concerning Property - Casualty Insurance Operations (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Insurance Information, by Segment [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 12,427.3	$ 11,926.0	$ 10,876.8
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	45.1	22.0	(242.0)
Paid Losses and Loss Adjustment Expenses	$ 12,014.9	$ 11,431.8	$ 10,541.6